Acquisitions, Divestitures and Discontinued Operations	12 Months Ended
Dec. 31, 2011
Acquisitions, Divestitures and Discontinued Operations

Note 2—Acquisitions, Divestitures and Discontinued Operations

Acquisitions—2011

On December 15, 2011, the Company completed the acquisition of certain oil and natural gas properties located primarily in the Granite Wash of Texas and Oklahoma from Plains Exploration & Production Company (“Plains”). The results of operations of these properties have been included in the consolidated financial statements since the acquisition date. The Company paid approximately $544 million in total consideration for these properties. The transaction was financed initially with borrowings under the Company’s Credit Facility, as defined in Note 6.

On November 1, 2011, and November 18, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Permian Basin. The results of operations of these properties have been included in the consolidated financial statements since the acquisition dates. The Company paid approximately $108 million in cash and recorded a payable of approximately $2 million, resulting in total consideration for the acquisitions of approximately $110 million. The transactions were financed initially with borrowings under the Company’s Credit Facility.

On June 1, 2011, the Company completed the acquisition of certain oil and natural gas properties in the Cleveland play, located in the Texas Panhandle, from Panther Energy Company, LLC and Red Willow Mid-Continent, LLC (collectively referred to as “Panther”). The results of operations of these properties have been included in the consolidated financial statements since the acquisition date. The Company paid approximately $223 million in total consideration for these properties. The transaction was financed primarily with proceeds from the Company’s May 2011 debt offering, as described below.

On May 2, 2011, and May 11, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Williston Basin. The results of operations of these properties have been included in the consolidated financial statements since the acquisition dates. The Company paid approximately $154 million in cash and recorded a receivable of approximately $1 million, resulting in total consideration for the acquisitions of approximately $153 million. The transactions were financed initially with borrowings under the Company’s Credit Facility.

On April 1, 2011, and April 5, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Permian Basin, including properties from SandRidge Exploration and Production, LLC (“SandRidge”). The results of operations of these properties have been included in the consolidated financial statements since the acquisition dates. The Company paid approximately $239 million in total consideration for the acquisitions. The transactions were financed initially with borrowings under the Company’s Credit Facility.

On March 31, 2011, the Company completed the acquisition of certain oil and natural gas properties located in the Williston Basin from an affiliate of Concho Resources Inc. (“Concho”). The results of operations of these properties have been included in the consolidated financial statements since the acquisition date. The Company paid $196 million in cash and recorded a receivable from Concho of approximately $2 million, resulting in total consideration for the acquisition of approximately $194 million. The transaction was financed primarily with proceeds from the Company’s March 2011 public offering of units, as described below.

During 2011, the Company completed other smaller acquisitions of oil and natural gas properties located in its various operating regions. The results of operations of these properties have been included in the consolidated financial statements since the acquisition dates. The Company, in the aggregate, paid approximately $38 million in total consideration for these properties.

These acquisitions were accounted for under the acquisition method of accounting. Accordingly, the Company conducted assessments of net assets acquired and recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values, while transaction and integration costs associated with the acquisitions were expensed as incurred. The initial accounting for the business combinations is not complete and adjustments to provisional amounts, or recognition of additional assets acquired or liabilities assumed, may occur as more detailed analyses are completed and additional information is obtained about the facts and circumstances that existed as of the acquisition dates.

The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$5,981
Noncurrent	748
Oil and natural gas properties	1,516,737

Total assets acquired	$1,523,466

Liabilities:
Current	$2,130
Asset retirement obligations	19,853

Total liabilities assumed	$21,983

Net assets acquired	$1,501,483

Current assets include receivables, prepaids and inventory and noncurrent assets include other property and equipment. Current liabilities include payables, ad valorem taxes payable and other liabilities.

The fair values of oil and natural gas properties and asset retirement obligations were measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural gas properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; (iv) estimated future cash flows; and (v) a market-based weighted average cost of capital rate.

The revenues and expenses related to the properties acquired from Plains, Panther, SandRidge and Concho are included in the condensed consolidated results of operations of the Company as of December 15, 2011, June 1, 2011, April 1, 2011, and March 31, 2011, respectively. The following unaudited pro forma financial information presents a summary of the Company’s condensed consolidated results of operations for the years ended December 31, 2011, and December 31, 2010, assuming the acquisitions of Plains, Panther, SandRidge and Concho had been completed as of January 1, 2010, including adjustments to reflect the values assigned to the net assets acquired. The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of this date.

	Year Ended December 31,
	2011	2010
	(in thousands, except per unit amounts)
Total revenues and other	$1,819,878	$939,572
Total operating expenses	$901,967	$720,360
Net income (loss)	$528,046	$(86,952)

Net income (loss) per unit:
Basic	$3.01	$(0.57)

Diluted	$3.00	$(0.57)

Other

In July 2010, the Company entered into a definitive purchase and sale agreement (“PSA”) to acquire certain oil and natural gas properties for a contract price of $95 million. Upon the execution of the PSA, the Company paid a deposit of approximately $9 million. In September 2010, in accordance with the terms of the PSA, the Company terminated the PSA as a result of certain conditions to closing not being met. The other party to the PSA disputed the termination of the PSA and held the deposit. On March 28, 2011, an arbitration panel granted a favorable final ruling to the Company with regard to the termination of the PSA and the return of the deposit. The deposit plus interest was received by the Company in April 2011.

Acquisitions—2010 and 2009

The following is a summary of certain significant acquisitions completed by the Company during the years ended December 31, 2010, and December 31, 2009:

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On November 16, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Wolfberry trend of the Permian Basin from Element Petroleum, LP for approximately $118 million.

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On October 14, 2010, the Company completed two acquisitions of certain oil and natural gas properties located in the Wolfberry trend of the Permian Basin from Crownrock, LP and Patriot Resources Partners LLC for approximately $260 million.

•

On August 16, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Permian Basin from Crownrock, LP and Element Petroleum, LP for approximately $95 million.

•

On May 27, 2010, the Company completed the acquisition of interests in Henry Savings LP and Henry Savings Management LLC that primarily hold oil and natural gas properties located in the Permian Basin for approximately $323 million.

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On April 30, 2010, the Company completed the acquisition of interests in two wholly owned subsidiaries of HighMount Exploration & Production LLC that hold oil and natural gas properties in the Antrim Shale located in northern Michigan for approximately $327 million.

•

On January 29, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Anadarko Basin in Oklahoma and Kansas and the Permian Basin in Texas and New Mexico from certain affiliates of Merit Energy Company for approximately $151 million.

•

On August 31, 2009, and September 30, 2009, the Company completed two acquisitions of certain oil and natural gas properties located in the Permian Basin in Texas and New Mexico from Forest Oil Corporation and Forest Oil Permian Corporation for approximately $114 million.

Divestitures

In 2009, certain post-closing matters related to the 2008 sale of the deep rights interests in certain central Oklahoma acreage were resolved and the Company recorded a gain of approximately $25 million, which is included in “(gains) losses on sale of assets and other, net” on the consolidated statements of operations for the year ended December 31, 2009.

Discontinued Operations

Discontinued operations of approximately $2 million in 2009 primarily represent activity related to post-closing adjustments associated with the Company’s Appalachian Basin and Mid Atlantic Well Service, Inc. operations disposed of in 2008.